Adoption Impact of New Revenue Standard (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended										12 Months Ended
		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Current assets:
Cash and cash equivalents	[2]	$ 40,293	[1]				$ 61,781	[1]				$ 40,293	[1]	$ 61,781	[1]	$ 62,710		$ 51,415
Accounts receivable	[1]	1,475					1,948					1,475		1,948
Commissions receivable - current	[1]	109,666					104,726					109,666		104,726
Prepaid expenses and other current assets	[1]	4,305					4,077					4,305		4,077
Total current assets	[1]	155,739					172,532					155,739		172,532
Commissions receivable - non-current	[1]	169,751					153,051					169,751		153,051
Property and equipment, net	[1]	4,705					5,608					4,705		5,608
Other assets	[1]	7,287					3,807					7,287		3,807
Intangible assets, net	[1]	7,540					8,580					7,540		8,580
Goodwill	[1]	14,096					14,096					14,096		14,096
Total assets	[1]	359,118					357,674					359,118		357,674
Current liabilities:
Accounts payable	[1]	3,246					5,112					3,246		5,112
Accrued compensation and benefits	[1]	15,498					10,920					15,498		10,920
Accrued marketing expenses	[1]	4,693					8,058					4,693		8,058
Other current liabilities	[1]	2,008					1,648					2,008		1,648
Total current liabilities	[1]	25,445					25,738					25,445		25,738
Deferred income taxes - non-current	[1]	45,089					75,403					45,089		75,403
Other non-current liabilities	[1]	1,920					4,253					1,920		4,253
Stockholders' equity:
Common stock	[1]	30					29					30		29
Additional paid-in capital	[1]	281,706					272,778					281,706		272,778
Treasury stock, at cost	[1]	(199,998)					(199,998)					(199,998)		(199,998)
Retained earnings	[1]	204,724					179,298					204,724		179,298
Accumulated other comprehensive income	[1]	202					173					202		173
Total stockholders’ equity	[3]	286,664	[1]				252,280	[1]				286,664	[1]	252,280	[1]	236,178		$ 224,504
Total liabilities and stockholders’ equity	[1]	359,118					357,674					359,118		357,674
Revenue:
Commission	[4]											176,883		177,234		184,933
Other	[4]											13,823		16,090		18,414
Total revenue		83,118		$ 31,466	$ 34,566	$ 41,556	77,415		$ 28,642	$ 35,856	$ 51,411	190,706	[4]	193,324	[4]	203,347	[4]
Operating costs and expenses:
Cost of revenue	[4]											582		862		1,947
Marketing and advertising	[4]											65,874		72,213		75,571
Customer care and enrollment	[4]											59,183		48,718		43,159
Technology and content	[4]											32,889		32,749		36,351
General and administrative	[4]											39,969		35,216		30,239
Restructuring Charges	[4]											0		297		(4,541)
Acquisition costs	[4]											621		0		0
Amortization of intangible assets	[2],[4]											(1,040)		(1,040)		(1,153)
Total operating costs and expenses	[4]											200,158		190,501		192,961
Income (loss) from operations		20,802		(15,673)	(10,468)	(4,113)	16,741		(10,078)	(6,989)	3,149	(9,452)	[4]	2,823	[4]	10,386	[4]
Other income, net	[4]											1,182		1,149		1,285
Income (loss) before provision (benefit) for income taxes	[4]											(8,270)		3,972		11,671
Provision (benefit) for income taxes	[4]											(33,696)		3,668		7,707
Net income		$ 28,028		$ (2,176)	$ (1,506)	$ 1,080	$ (3,844)		$ 3,448	$ 1,495	$ (795)	$ 25,426	[2],[3],[4]	$ 304	[2],[3],[4]	$ 3,964	[2],[3],[4]
Net income per share-basic (in usd per share)		$ 1.50		$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)		$ 0.19	$ 0.08	$ (0.04)	$ 1.37	[4]	$ 0.02	[4]	$ 0.22	[4]
Net income per share-diluted (in usd per share)		$ 1.47		$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)		$ 0.19	$ 0.08	$ (0.04)	$ 1.33	[4]	$ 0.02	[4]	$ 0.22	[4]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Stock-based compensation expense												$ (9,694)		$ (7,266)		$ (6,889)
Depreciation and amortization	[2]											(2,837)		(3,539)		(4,148)
Acquisition costs												(621)		0		0
Operating activities
Amortization of internally developed software	[2]											1,464		936		627
Amortization of book-of-business consideration												0		0		0
Stock-based compensation expense	[2]											9,694		7,266		7,002
Deferred income taxes	[2]											(30,341)		4,652		8,651
Other non-cash items	[2]											(101)		(143)		106
Accounts receivable	[2]											473		1,563		(1,050)
Commissions receivable	[2]											(21,640)		(8,032)		(15,050)
Prepaid expenses and other assets	[2]											(1,933)		(486)		997
Accounts payable	[2]											(1,866)		2,227		(2,949)
Accrued compensation and benefits	[2]											4,578		(3,466)		6,180
Accrued marketing expenses	[2]											(3,365)		(3,906)		1,865
Deferred revenue	[2]											(466)		587		(770)
Accrued restructuring charges	[2]											0		(433)		433
Accrued expense and other liabilities	[2]											(1,341)		(1,565)		(1,611)
Net cash provided by (used in) operating activities	[2]											(15,541)		4,083		13,696
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Current assets:
Cash and cash equivalents		$ 40,293					$ 61,781					40,293		61,781
Accounts receivable		9,894					9,213					9,894		9,213
Commissions receivable - current		0					0					0		0
Prepaid expenses and other current assets		4,845					5,148					4,845		5,148
Total current assets		55,032					76,142					55,032		76,142
Commissions receivable - non-current		0					0					0		0
Property and equipment, net		4,705					5,608					4,705		5,608
Other assets		7,317					4,473					7,317		4,473
Intangible assets, net		7,540					8,580					7,540		8,580
Goodwill		14,096					14,096					14,096		14,096
Total assets		88,690					108,899					88,690		108,899
Current liabilities:
Accounts payable		3,246					5,112					3,246		5,112
Accrued compensation and benefits		15,498					10,920					15,498		10,920
Accrued marketing expenses		4,088					7,158					4,088		7,158
Other current liabilities		3,815					4,734					3,815		4,734
Total current liabilities		26,647					27,924					26,647		27,924
Deferred income taxes - non-current		0					0					0		0
Other non-current liabilities		900					3,374					900		3,374
Stockholders' equity:
Common stock		30					29					30		29
Additional paid-in capital		281,706					272,778					281,706		272,778
Treasury stock, at cost		(199,998)					(199,998)					(199,998)		(199,998)
Retained earnings		(20,796)					4,616					(20,796)		4,616
Accumulated other comprehensive income		201					176					201		176
Total stockholders’ equity		61,143					77,601					61,143		77,601
Total liabilities and stockholders’ equity		88,690					108,899					88,690		108,899
Revenue:
Commission												158,424		170,850		171,257
Other												13,931		16,110		18,284
Total revenue												172,355		186,960		189,541
Operating costs and expenses:
Cost of revenue												2,273		3,176		4,178
Marketing and advertising												65,874		72,213		75,571
Customer care and enrollment												59,183		48,718		43,159
Technology and content												32,889		32,749		36,351
General and administrative												39,969		35,216		30,239
Restructuring Charges														297		(4,541)
Acquisition costs												621
Amortization of intangible assets												(1,040)		(1,040)		(1,153)
Total operating costs and expenses												201,849		192,815		195,192
Income (loss) from operations												(29,494)		(5,855)		(5,651)
Other income, net												327		102		45
Income (loss) before provision (benefit) for income taxes												(29,167)		(5,753)		(5,606)
Provision (benefit) for income taxes												(3,755)		(871)		(843)
Net income												$ (25,412)		$ (4,882)		$ (4,763)
Net income per share-basic (in usd per share)												$ (1.37)		$ (0.27)		$ (0.26)
Net income per share-diluted (in usd per share)												$ (1.37)		$ (0.27)		$ (0.26)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Stock-based compensation expense												$ (9,694)		$ (7,266)		$ (6,889)
Depreciation and amortization												(2,837)		(3,539)		(4,148)
Acquisition costs												(621)
Operating activities
Amortization of internally developed software												1,464		936		627
Amortization of book-of-business consideration												1,167		1,649		2,006
Stock-based compensation expense												9,694		7,266		7,002
Deferred income taxes												(401)		114		101
Other non-cash items												(101)		(233)		106
Accounts receivable												(681)		434		(1,447)
Commissions receivable												0		0		0
Prepaid expenses and other assets												(1,933)		(486)		997
Accounts payable												(1,866)		2,227		(2,949)
Accrued compensation and benefits												4,578		(3,466)		6,180
Accrued marketing expenses												(3,070)		(3,540)		1,991
Deferred revenue												(574)		567		(642)
Accrued restructuring charges												0		(433)		433
Other current liabilities												(2,283)		(649)		(1,247)
Net cash provided by (used in) operating activities												(15,541)		4,083		13,696
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Current assets:
Cash and cash equivalents		0					0					0		0
Accounts receivable		(8,419)					(7,265)					(8,419)		(7,265)
Commissions receivable - current		109,666					104,726					109,666		104,726
Prepaid expenses and other current assets		(540)					(1,071)					(540)		(1,071)
Total current assets		100,707					96,390					100,707		96,390
Commissions receivable - non-current		169,751					153,051					169,751		153,051
Property and equipment, net		0					0					0		0
Other assets		(30)					(666)					(30)		(666)
Intangible assets, net		0					0					0		0
Goodwill		0					0					0		0
Total assets		270,428					248,775					270,428		248,775
Current liabilities:
Accounts payable		0					0					0		0
Accrued compensation and benefits		0					0					0		0
Accrued marketing expenses		605					900					605		900
Other current liabilities		(1,807)					(3,086)					(1,807)		(3,086)
Total current liabilities		(1,202)					(2,186)					(1,202)		(2,186)
Deferred income taxes - non-current		45,089					75,403					45,089		75,403
Other non-current liabilities		1,020					879					1,020		879
Stockholders' equity:
Common stock		0					0					0		0
Additional paid-in capital		0					0					0		0
Treasury stock, at cost		0					0					0		0
Retained earnings		225,520					174,682					225,520		174,682
Accumulated other comprehensive income		1					(3)					1		(3)
Total stockholders’ equity		225,521					174,679					225,521		174,679
Total liabilities and stockholders’ equity		$ 270,428					248,775					270,428		248,775
Revenue:
Commission												18,459		6,384		13,676
Other												(108)		(20)		130
Total revenue												18,351		6,364		13,806
Operating costs and expenses:
Cost of revenue												(1,691)		(2,314)		(2,231)
Marketing and advertising												0		0		0
Customer care and enrollment												0		0		0
Technology and content												0		0		0
General and administrative												0		0		0
Restructuring Charges														0		0
Acquisition costs												0
Amortization of intangible assets												0		0		0
Total operating costs and expenses												(1,691)		(2,314)		(2,231)
Income (loss) from operations												20,042		8,678		16,037
Other income, net												855		1,047		1,240
Income (loss) before provision (benefit) for income taxes												20,897		9,725		17,277
Provision (benefit) for income taxes												(29,941)		4,539		8,550
Net income												$ 50,838		$ 5,186		$ 8,727
Net income per share-basic (in usd per share)												$ 2.74		$ 0.29		$ 0.48
Net income per share-diluted (in usd per share)												$ 2.70		$ 0.29		$ 0.48
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Stock-based compensation expense												$ 0		$ 0		$ 0
Depreciation and amortization												0		0		0
Operating activities
Amortization of internally developed software												0		0		0
Amortization of book-of-business consideration												(1,167)		(1,649)		(2,006)
Stock-based compensation expense												0		0		0
Deferred income taxes												(29,940)		4,538		8,550
Other non-cash items												0		90		0
Accounts receivable												1,154		1,129		397
Commissions receivable												(21,640)		(8,032)		(15,050)
Prepaid expenses and other assets												0		0		0
Accounts payable												0		0		0
Accrued compensation and benefits												0		0		0
Accrued marketing expenses												(295)		(366)		(126)
Deferred revenue												108		20		(128)
Accrued restructuring charges												0		0		0
Other current liabilities												942		(916)		(364)
Net cash provided by (used in) operating activities												0		0		0
Operating Segments
Revenue:
Total revenue												190,706		193,324		203,347
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												31,710		43,444		52,252
Operating Segments | Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												172,355		186,960		189,541
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												11,667		34,764		36,215
Operating Segments | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												18,351		6,364		13,806
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												20,043		8,680		16,037
Corporate, Non-Segment
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												(26,970)		(29,073)		(25,135)
Corporate, Non-Segment | Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												(26,969)		(29,071)		(25,135)
Corporate, Non-Segment | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												(1)		(2)		0
Medicare Segment
Current assets:
Goodwill							3,700							3,700
Medicare Segment | Operating Segments
Revenue:
Total revenue												142,448		122,156		98,038
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												22,137		10,394		13,598
Medicare Segment | Operating Segments | Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												102,584		80,269		63,163
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												(18,760)		(33,141)		(23,284)
Medicare Segment | Operating Segments | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												39,864		41,887		34,875
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												40,897		43,535		36,882
Individual, Family, And Small Business Segments
Current assets:
Goodwill							$ 10,400							10,400
Individual, Family, And Small Business Segments | Operating Segments
Revenue:
Total revenue												48,258		71,168		105,309
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												9,573		33,050		38,654
Individual, Family, And Small Business Segments | Operating Segments | Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												69,771		106,691		126,378
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												30,427		67,905		59,499
Individual, Family, And Small Business Segments | Operating Segments | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue:
Total revenue												(21,513)		(35,523)		(21,069)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment profit (loss)												$ (20,854)		$ (34,855)		$ (20,845)

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method
[4]	As adjusted for the adoption of ASC 606 using the full retrospective method